Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Dec. 31, 2021		Mar. 31, 2021		Dec. 31, 2020
Assets:
Cash and cash equivalents		¥ 896,039		¥ 951,242		¥ 998,058
Restricted Cash		135,126		128,333
Equity securities	[1]	538,432		540,082
Trading debt securities		2,269		2,654
Available-for-sale debt securities		2,173,851		2,003,917
Held-to-maturity debt securities		113,936		113,790
Other Assets:
Derivative assets		22,439		20,752
Liabilities:
Short-term debt		665,886		307,269
Deposits		2,281,464		2,317,785
Long-term debt		4,350,742		4,416,833
Other Liabilities:
Derivative liabilities		44,350		69,090
Level 1
Assets:
Cash and cash equivalents		896,039		951,242
Restricted Cash		135,126		128,333
Installment loans (net of allowance for credit loan losses)		0		0
Equity securities		114,203	[2]	82,039	[3]
Trading debt securities		0		0
Available-for-sale debt securities		1,032		6,012
Held-to-maturity debt securities		0		0
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit loan losses)		257,547		166,410
Equity securities		175,790	[2]	223,016	[3]
Trading debt securities		2,269		2,654
Available-for-sale debt securities		2,034,634		1,864,448
Held-to-maturity debt securities		115,158		115,893
Other Assets:
Time deposits		4,451		4,146
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		665,886		307,269
Deposits		2,135,676		2,167,449
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,338,431		1,286,463
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit loan losses)		3,529,244		3,465,151
Equity securities		102,203	[2]	91,410	[3]
Trading debt securities		0		0
Available-for-sale debt securities		138,185		133,457
Held-to-maturity debt securities		23,640		23,239
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		6,461		7,507
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		184,384		196,624
Long-term debt		3,033,115		3,155,888
Other Liabilities:
Derivative liabilities	[4]	0		0
Carrying amount
Assets:
Cash and cash equivalents		896,039		951,242
Restricted Cash		135,126		128,333
Installment loans (net of allowance for credit loan losses)		3,794,337		3,613,316
Equity securities		392,196	[2]	396,465	[3]
Trading debt securities		2,269		2,654
Available-for-sale debt securities		2,173,851		2,003,917
Held-to-maturity debt securities		113,936		113,790
Other Assets:
Time deposits		4,451		4,146
Derivative assets	[4]	22,439		20,752
Reinsurance recoverables (Investment contracts)		6,481		7,299
Liabilities:
Short-term debt		665,886		307,269
Deposits		2,134,340		2,165,293
Policy liabilities and Policy account balances (Investment contracts)		184,324		196,549
Long-term debt		4,350,742		4,416,833
Other Liabilities:
Derivative liabilities	[4]	44,350		69,090
Estimated fair value
Assets:
Cash and cash equivalents		896,039		951,242
Restricted Cash		135,126		128,333
Installment loans (net of allowance for credit loan losses)		3,786,791		3,631,561
Equity securities		392,196	[2]	396,465	[3]
Trading debt securities		2,269		2,654
Available-for-sale debt securities		2,173,851		2,003,917
Held-to-maturity debt securities		138,798		139,132
Other Assets:
Time deposits		4,451		4,146
Derivative assets	[4]	22,439		20,752
Reinsurance recoverables (Investment contracts)		6,461		7,507
Liabilities:
Short-term debt		665,886		307,269
Deposits		2,135,676		2,167,449
Policy liabilities and Policy account balances (Investment contracts)		184,384		196,624
Long-term debt		4,371,546		4,442,351
Other Liabilities:
Derivative liabilities	[4]	¥ 44,350		¥ 69,090

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥249,830 million and ¥202,135 million as of March 31, 2021 and December 31, 2021, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥82,420 million and ¥78,531 million as of March 31, 2021 and December 31, 2021, respectively. The amount of investment funds elected for the fair value option included in equity securities, and others were ¥4,940 million and ¥9,739 million as of March 31, 2021 and December 31, 2021, respectively.
[2]	The amount of ¥18,885 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥13,737 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”